UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Short Duration Inflation-Protected Income Fund

Class A EARRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$563,894,781
# of Portfolio Holdings (for the Fund and Short Duration Inflation-Protected Income and Senior Debt Portfolios)	642
Portfolio Turnover RateFootnote Reference1	15%
Footnote	Description
Footnote[1]	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and/or purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio and to securities held directly by the Fund.

Asset Allocation (% of net assets)

U.S. Treasury Obligations
72.3%
Senior Floating-Rate Loans†
23.7%
Exchange-Traded Funds
4.9%
Short-Term Investments
2.1%
Corporate Bonds
1.4%
Asset-Backed Securities
1.0%
Other Net Assets*
(5.4%)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(5.4%)
Asset-Backed Securities	1.0%
Corporate Bonds	1.4%
Short-Term Investments	2.1%
Exchange-Traded Funds	4.9%
Senior Floating-Rate LoansFootnote Reference†	23.7%
U.S. Treasury Obligations	72.3%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EARRX-TSR-SAR

Eaton Vance Short Duration Inflation-Protected Income Fund

Class C ECRRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$563,894,781
# of Portfolio Holdings (for the Fund and Short Duration Inflation-Protected Income and Senior Debt Portfolios)	642
Portfolio Turnover RateFootnote Reference1	15%
Footnote	Description
Footnote[1]	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and/or purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(5.4%)
Asset-Backed Securities	1.0%
Corporate Bonds	1.4%
Short-Term Investments	2.1%
Exchange-Traded Funds	4.9%
Senior Floating-Rate LoansFootnote Reference†	23.7%
U.S. Treasury Obligations	72.3%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECRRX-TSR-SAR

Eaton Vance Short Duration Inflation-Protected Income Fund

Class I EIRRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$563,894,781
# of Portfolio Holdings (for the Fund and Short Duration Inflation-Protected Income and Senior Debt Portfolios)	642
Portfolio Turnover RateFootnote Reference1	15%
Footnote	Description
Footnote[1]	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and/or purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(5.4%)
Asset-Backed Securities	1.0%
Corporate Bonds	1.4%
Short-Term Investments	2.1%
Exchange-Traded Funds	4.9%
Senior Floating-Rate LoansFootnote Reference†	23.7%
U.S. Treasury Obligations	72.3%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIRRX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Short Duration Inflation-Protected Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Short Duration Inflation-Protected Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 95.4%
Description	Value
Senior Debt Portfolio (identified cost, $116,110,763)	$117,655,933
Short Duration Inflation-Protected Income Portfolio (identified cost, $412,992,330)	420,302,354
Total Investments in Affiliated Portfolios (identified cost $529,103,093)	$537,958,287

Exchange-Traded Funds — 4.7%
Security	Shares	Value
Income Funds — 4.7%
Eaton Vance Short Duration Income ETF(1)	401,000	$ 20,436,965
Eaton Vance Ultra-Short Income ETF(1)	119,000	6,036,870
Total Exchange-Traded Funds (identified cost $26,529,480)		$ 26,473,835
Total Investments — 100.1% (identified cost $555,632,573)		$564,432,122
Other Assets, Less Liabilities — (0.1)%		$ (537,341)
Net Assets — 100.0%		$563,894,781
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated fund (see Note 9).

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Investment in Short Duration Inflation-Protected Income Portfolio, at value (identified cost $412,992,330)	$420,302,354
Investment in Senior Debt Portfolio, at value (identified cost $116,110,763)	117,655,933
Affiliated investments, at value (identified cost $26,529,480)	26,473,835
Dividends receivable from affiliated investments	96,194
Receivable for Fund shares sold	399,765
Receivable from affiliates	108,679
Total assets	$565,036,760
Liabilities
Payable for Fund shares redeemed	$1,018,506
Payable to affiliates:
Distribution and service fees	28,465
Sub-transfer agency fee	5,251
Trustees' fees	42
Accrued expenses	89,715
Total liabilities	$1,141,979
Net Assets	$563,894,781
Sources of Net Assets
Paid-in capital	$615,114,150
Accumulated loss	(51,219,369)
Net Assets	$563,894,781
Class A Shares
Net Assets	$70,173,071
Shares Outstanding	6,906,018
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.50
Class C Shares
Net Assets	$17,128,170
Shares Outstanding	1,707,045
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.03
Class I Shares
Net Assets	$476,593,540
Shares Outstanding	46,854,364
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.17
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income allocated from Portfolios	$550,647
Dividend income from affiliated investments	193,130
Interest income allocated from Portfolios	11,295,240
Other income allocated from Portfolios	9,024
Expenses, excluding interest expense and fees, allocated from Portfolios	(1,408,628)
Interest expense and fees allocated from Portfolios	(865,813)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolios	25,693
Total investment income	$9,799,293
Expenses
Distribution and service fees:
Class A	$90,196
Class C	86,341
Trustees’ fees and expenses	250
Custodian fee	28,055
Transfer and dividend disbursing agent fees	197,913
Legal and accounting services	42,407
Printing and postage	26,196
Registration fees	35,583
Miscellaneous	5,363
Total expenses	$512,304
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$406,475
Total expense reductions	$406,475
Net expenses	$105,829
Net investment income	$9,693,464
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) allocated from Portfolios:
Investment transactions	$(4,322,039)
Futures contracts	125,948
Swap contracts	1,702,643
Foreign currency transactions	19,817
Forward foreign currency exchange contracts	211,641
Net realized loss	$(2,261,990)
Change in unrealized appreciation (depreciation):
Investments - affiliated investments	$(253,250)
Change in unrealized appreciation (depreciation) allocated from Portfolios:
Investments	3,347,904
Futures contracts	(619,251)
Swap contracts	(613,283)
Foreign currency	16,554
Forward foreign currency exchange contracts	(330,804)
Net change in unrealized appreciation (depreciation)	$1,547,870
Net realized and unrealized loss	$(714,120)
Net increase in net assets from operations	$8,979,344

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,693,464	$21,590,421
Net realized loss	(2,261,990)	(2,914,374)
Net change in unrealized appreciation (depreciation)	1,547,870	8,851,715
Net increase in net assets from operations	$8,979,344	$27,527,762
Distributions to shareholders:
Class A	$(1,118,259)	$(2,728,149)
Class C	(198,925)	(571,706)
Class I	(7,150,472)	(16,423,387)
Total distributions to shareholders	$(8,467,656)	$(19,723,242)
Transactions in shares of beneficial interest:
Class A	$(4,514,357)	$15,234,877
Class C	(863,772)	(127,164)
Class I	18,545,868	92,243,956
Net increase in net assets from Fund share transactions	$13,167,739	$107,351,669
Net increase in net assets	$13,679,427	$115,156,189
Net Assets
At beginning of period	$550,215,354	$435,059,165
At end of period	$563,894,781	$550,215,354

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.16	$9.98	$9.72	$9.71	$10.49	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.44	$0.38	$0.38	$0.52	$0.37
Net realized and unrealized gain (loss)	(0.02)	0.14	0.32	(0.01)(2)	(0.83)	0.63
Total income (loss) from operations	$0.15	$0.58	$0.70	$0.37	$(0.31)	$1.00
Less Distributions
From net investment income	$(0.15)	$(0.40)	$(0.44)	$(0.36)	$(0.47)	$(0.36)
Total distributions	$(0.15)	$(0.40)	$(0.44)	$(0.36)	$(0.47)	$(0.36)
Net asset value — End of period	$10.16	$10.16	$9.98	$9.72	$9.71	$10.49
Total Return(3)	1.52%(4)	5.86%	7.32%	3.89%	(3.02)%	10.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,173	$74,688	$58,345	$63,571	$89,067	$58,835
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	1.23%(8)	1.17%	1.25%	1.28%	0.98%	0.94%
Net expenses(7)	1.07%(8)(9)	1.01%(9)	1.10%(9)	1.15%(9)	0.88%(9)	0.84%
Net investment income	3.43%(8)	4.34%	3.86%	3.87%	5.09%	3.54%
Portfolio Turnover of the Fund(10)	15%(4)	16%	6%	9%	26%	25%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(7)	Includes interest expense and fees, including allocated from the Portfolio(s), of 0.33%, 0.26%, 0.35%, 0.40%, 0.13% and 0.09% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.03	$9.86	$9.61	$9.60	$10.39	$9.76
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.36	$0.30	$0.30	$0.45	$0.29
Net realized and unrealized gain (loss)	(0.02)	0.13	0.32	(0.00)(2)(3)	(0.84)	0.63
Total income (loss) from operations	$0.11	$0.49	$0.62	$0.30	$(0.39)	$0.92
Less Distributions
From net investment income	$(0.11)	$(0.32)	$(0.37)	$(0.29)	$(0.40)	$(0.29)
Total distributions	$(0.11)	$(0.32)	$(0.37)	$(0.29)	$(0.40)	$(0.29)
Net asset value — End of period	$10.03	$10.03	$9.86	$9.61	$9.60	$10.39
Total Return(4)	1.15%(5)	5.04%	6.49%	3.15%	(3.78)%	9.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,128	$17,988	$17,810	$20,584	$25,351	$11,322
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	1.98%(9)	1.92%	1.99%	2.03%	1.74%	1.69%
Net expenses(8)	1.82%(9)(10)	1.76%(10)	1.84%(10)	1.90%(10)	1.64%(10)	1.59%
Net investment income	2.70%(9)	3.55%	3.11%	3.12%	4.42%	2.76%
Portfolio Turnover of the Fund(11)	15%(5)	16%	6%	9%	26%	25%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(8)	Includes interest expense and fees, including allocated from the Portfolio(s), of 0.33%, 0.26%, 0.35%, 0.40%, 0.14% and 0.09% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(11)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.17	$9.99	$9.73	$9.72	$10.50	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.47	$0.40	$0.39	$0.56	$0.40
Net realized and unrealized gain (loss)	(0.02)	0.13	0.32	0.01	(0.85)	0.63
Total income (loss) from operations	$0.17	$0.60	$0.72	$0.40	$(0.29)	$1.03
Less Distributions
From net investment income	$(0.17)	$(0.42)	$(0.46)	$(0.39)	$(0.49)	$(0.38)
Total distributions	$(0.17)	$(0.42)	$(0.46)	$(0.39)	$(0.49)	$(0.38)
Net asset value — End of period	$10.17	$10.17	$9.99	$9.73	$9.72	$10.50
Total Return(2)	1.65%(3)	6.11%	7.58%	4.15%	(2.79)%	10.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$476,594	$457,539	$358,904	$497,170	$920,849	$346,214
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	0.98%(7)	0.92%	1.00%	1.03%	0.74%	0.69%
Net expenses(6)	0.82%(7)(8)	0.76%(8)	0.85%(8)	0.90%(8)	0.64%(8)	0.59%
Net investment income	3.74%(7)	4.59%	4.07%	4.01%	5.50%	3.88%
Portfolio Turnover of the Fund(9)	15%(3)	16%	6%	9%	26%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(6)	Includes interest expense and fees, including allocated from the Portfolio(s), of 0.33%, 0.26%, 0.35%, 0.40%, 0.14% and 0.09% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each, a Portfolio and collectively, the Portfolios) sponsored by the Eaton Vance organization. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio's net assets at April 30, 2026 were as follows: Short Duration Inflation-Protected Income Portfolio (approximately 100%) and Senior Debt Portfolio (2.5%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short Duration Inflation-Protected Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Senior Debt Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Short Duration Inflation-Protected Income Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Senior Debt Portfolio.
Additional valuation policies for Senior Debt Portfolio (the Portfolio) are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Additional valuation policies of the Fund are as follows:

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Other. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
B  Income— The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $58,832,932 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $8,464,860 are short-term and $50,368,072 are long-term.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Portfolios, at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$557,386,982
Gross unrealized appreciation	$7,100,785
Gross unrealized depreciation	(55,645)
Net unrealized appreciation	$7,045,140
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed based on the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the six months ended April 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2026, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $1,228,343 or 0.46% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Fund and the Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Fund and the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Fund and the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $9,630 relating to the Fund’s investment in other affiliated funds. For the six months ended April 30, 2026, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $25,693 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $396,845 of the Fund’s operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $7,545 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,747 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $90,196 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $64,756 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $21,585 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received $236 and $1,103 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2026, increases and decreases in the Fund’s investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Short Duration Inflation-Protected Income Portfolio	$61,592,185	$88,648,950
Senior Debt Portfolio	19,638,116	13,469,595
During the six months ended April 30, 2026, the Fund received from Short Duration Inflation-Protected Income Portfolio certain investments with an aggregate value of $26,727,085 and net unrealized appreciation of $197,605 at the time of transfer, which is included in withdrawals from the Portfolio.
7  Purchases and Sales of Investments
There were no purchases and sales of investments for the six months ended April 30, 2026.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	960,817	$ 9,733,813	3,103,569	$ 31,393,324
Issued to shareholders electing to receive payments of distributions in Fund shares	110,045	1,107,154	267,275	2,700,891
Redemptions	(1,518,805)	(15,355,324)	(1,863,522)	(18,859,338)
Net increase (decrease)	(447,943)	$ (4,514,357)	1,507,322	$ 15,234,877
Class C
Sales	85,175	$ 851,160	316,503	$ 3,168,131
Issued to shareholders electing to receive payments of distributions in Fund shares	19,597	194,838	56,486	564,269
Redemptions	(191,172)	(1,909,770)	(385,830)	(3,859,564)
Net decrease	(86,400)	$ (863,772)	(12,841)	$ (127,164)
Class I
Sales	12,715,706	$128,542,403	24,934,978	$252,686,961
Issued to shareholders electing to receive payments of distributions in Fund shares	708,572	7,135,516	1,621,357	16,394,425
Redemptions	(11,572,930)	(117,132,051)	(17,481,567)	(176,837,430)
Net increase	1,851,348	$ 18,545,868	9,074,768	$ 92,243,956
9  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in affiliated funds was $26,473,835, which represents 4.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$ 20,673,555(1)	$ —	$ —	$(236,590)	$20,436,965	$149,705	401,000
Eaton Vance Ultra-Short Income ETF	—	6,053,530(1)	—	—	(16,660)	6,036,870	43,425	119,000
Total				$ —	$(253,250)	$26,473,835	$193,130
(1)	Represents the amount transferred from Short Duration Inflation-Protected Income Portfolio.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$537,958,287	$ —	$ —	$537,958,287
Exchange-Traded Funds	26,473,835	—	—	26,473,835
Total Investments	$564,432,122	$ —	$ —	$564,432,122

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	$557	$ 556,494
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	14	14,334
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.254%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	665	669,430
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	264	249,295
Total Asset-Backed Securities (identified cost $1,500,646)		$ 1,489,553

U.S. Treasury Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
2.50%, 1/15/29(3)	$18,262	$ 19,011,954
3.625%, 4/15/28(3)	24,522	25,824,072
3.875%, 4/15/29(3)	36,024	38,976,325
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/30(3)	14,820	14,278,882
0.125%, 7/15/30(3)	36,676	35,177,009
0.125%, 1/15/31(3)	38,243	36,250,324
0.25%, 7/15/29(3)	11,985	11,727,277
0.375%, 7/15/27(3)	14,172	14,195,028
0.75%, 7/15/28(3)	14,276	14,287,882
0.875%, 1/15/29(3)	20,225	20,176,772
1.125%, 10/15/30(3)	22,374	22,330,136
1.25%, 4/15/28(3)	35,974	36,216,172
1.625%, 10/15/27(3)	12,056	12,261,569
1.625%, 10/15/29(3)	17,756	18,134,849
1.625%, 4/15/30(3)	16,422	16,685,289
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Notes: (continued)
2.125%, 4/15/29(3)	$36,549	$ 37,682,477
2.375%, 10/15/28(3)	33,069	34,327,410
Total U.S. Treasury Obligations (identified cost $402,382,046)		$407,543,427

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	7,934,932	$ 7,934,932
Total Short-Term Investments (identified cost $7,934,932)		$ 7,934,932
Total Investments — 99.2% (identified cost $411,817,624)		$416,967,912
Other Assets, Less Liabilities — 0.8%		$ 3,345,860
Net Assets — 100.0%		$420,313,772
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $1,489,553 or 0.4% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	219	Long	6/30/26	$45,360,375	$(334,997)
U.S. 5-Year Treasury Note	223	Long	6/30/26	24,047,414	(284,272)
					$(619,269)

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	17,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	$ 102,993	$ —	$102,993
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,196,694	—	1,196,694
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	632,769	—	632,769
USD	11,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/22/28	127,224	—	127,224
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	6/23/28	135,012	—	135,012
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/25/29	107,616	—	107,616
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	2/13/30	153,920	—	153,920
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	4/24/30	265,120	(33,692)	231,428
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/10/31	91,736	—	91,736
							$2,813,084	$(33,692)	$2,779,392
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $403,882,692)	$409,032,980
Affiliated investments, at value (identified cost $7,934,932)	7,934,932
Deposits for derivatives collateral:
Futures contracts	541,550
Centrally cleared swap contracts	2,714,987
Interest receivable	507,688
Dividends receivable from affiliated investments	18,818
Receivable for variation margin on open futures contracts	75,969
Trustees' deferred compensation plan	16,076
Total assets	$420,843,000
Liabilities
Payable for variation margin on open centrally cleared swap contracts	$108,735
Due to custodian	151,969
Payable to affiliates:
Investment adviser fee	150,676
Trustees' fees	2,280
Trustees' deferred compensation plan	16,076
Payable for custodian fee	41,694
Payable for legal and accounting services	40,544
Accrued expenses	17,254
Total liabilities	$529,228
Net Assets applicable to investors' interest in Portfolio	$420,313,772

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$474,123
Interest income	6,225,190
Total investment income	$6,699,313
Expenses
Investment adviser fee	$922,715
Trustees’ fees and expenses	11,774
Custodian fee	64,719
Legal and accounting services	49,938
Miscellaneous	22,645
Total expenses	$1,071,791
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$21,675
Total expense reductions	$21,675
Net expenses	$1,050,116
Net investment income	$5,649,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(18,952)
Investment transactions - affiliated investments	127,031
Futures contracts	125,952
Swap contracts	1,764,720
Net realized gain	$1,998,751
Change in unrealized appreciation (depreciation):
Investments	$1,945,315
Investments - affiliated investments	(66,216)
Futures contracts	(619,269)
Swap contracts	(726,708)
Net change in unrealized appreciation (depreciation)	$533,122
Net realized and unrealized gain	$2,531,873
Net increase in net assets from operations	$8,181,070

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,649,197	$14,139,678
Net realized gain (loss)	1,998,751	(529,463)
Net change in unrealized appreciation (depreciation)	533,122	8,768,997
Net increase in net assets from operations	$8,181,070	$22,379,212
Capital transactions:
Contributions	$61,592,185	$129,243,692
Withdrawals	(88,648,950)	(59,770,065)
Net increase (decrease) in net assets from capital transactions	$(27,056,765)	$69,473,627
Net increase (decrease) in net assets	$(18,875,695)	$91,852,839
Net Assets
At beginning of period	$439,189,467	$347,336,628
At end of period	$420,313,772	$439,189,467

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,			Period Ended October 31,
		2025	2024	2023	2022(1)
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.52%(3)	0.51%	0.50%	0.50%	0.50%(3)
Net expenses	0.51%(3)(4)	0.50%(4)	0.50%(4)	0.50%(4)	0.50%(3)(4)
Net investment income	2.76%(3)	3.70%	2.68%	2.60%	5.38%(3)
Portfolio Turnover	20%(5)	48%	25%	17%(6)	9%(5)(6)
Total Return	2.13%(5)	6.09%	6.54%	1.90%	(2.95)%(5)
Net assets, end of period (000’s omitted)	$420,314	$439,189	$347,337	$465,088	$777,145
(1)	For the period from the commencement of operations, May 23, 2022, to October 31, 2022.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and the period ended October 31, 2022).
(5)	Not annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Short Duration Inflation-Protected Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of approximately 100% in the Portfolio.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income— Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Futures Contracts —Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
H  Inflation Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
I  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the six months ended April 30, 2026, the investment adviser fee amounted to $922,715 or 0.45% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $21,675 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$765,981	$16,080,311
U.S. Government and Agency Securities	82,053,883	71,546,688
	$82,819,864	$87,626,999
In addition, during the six months ended April 30, 2026, the Portfolio transferred to Short Duration Inflation-Protected Income Fund certain investments with an aggregate value of $26,727,085 and net unrealized appreciation of $197,605 at the time of transfer.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$411,830,316
Gross unrealized appreciation	$7,932,353
Gross unrealized depreciation	(634,634)
Net unrealized appreciation	$7,297,719
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation. The Portfolio utilizes interest rate futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$ —	$(619,269)
Swap contracts (centrally cleared)	2,813,084	—
Total	$2,813,084	$(619,269)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$125,952(1)	$(619,269)(2)
Swap contracts	1,764,720(3)	(726,708)(4)
Total	$1,890,672	$(1,345,977)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
(3)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Swap Contracts
$34,179,000	$141,800,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.

Short Duration Inflation-Protected Income Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $7,934,932, which represents 1.9% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$21,217,875	$ —	$(21,291,315)(1)	$ 10,920	$ 62,520	$ —	$328,945	—
Eaton Vance Total Return Bond ETF	4,974,575	—	(4,969,750)	115,231	(120,056)	—	—	—
Eaton Vance Ultra-Short Income ETF	6,620,900	—	(6,613,100)(2)	880	(8,680)	—	106,624	—
Short-Term Investments
Liquidity Fund	34,202	75,924,544	(68,023,814)	—	—	7,934,932	38,554	7,934,932
Total				$127,031	$(66,216)	$7,934,932	$474,123
(1)	Included in sales is $20,673,555 representing the amount transferred to Short Duration Inflation-Protected Income Fund.
(2)	Included in sales is $6,053,530 representing the amount transferred to Short Duration Inflation-Protected Income Fund.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 1,489,553	$ —	$ 1,489,553
U.S. Treasury Obligations	—	407,543,427	—	407,543,427
Short-Term Investments	7,934,932	—	—	7,934,932
Total Investments	$7,934,932	$409,032,980	$—	$416,967,912
Swap Contracts	$ —	$ 2,813,084	$ —	$ 2,813,084
Total	$7,934,932	$411,846,064	$—	$419,780,996
Liability Description
Futures Contracts	$ (619,269)	$ —	$ —	$ (619,269)
Total	$ (619,269)	$ —	$ —	$ (619,269)

EARRX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026